Discontinued Operation of Elite English - Additional Information (Detail) (Elite English [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014 Installment	Jul. 31, 2012
Elite English [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of assets and liabilities of Elite English		$ 5,500
Number of installments allowed to transfer the ownership of assets and liabilities of Elite English	3